Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

11. Leases

The Company leases certain buildings and transportation equipment under various noncancelable operating lease agreements that contain renewal provisions. Rent expense under these leases approximated $1.7 million, $1.4 million, and $1.4 million for the years ended December 31, 2011, 2010, and 2009, respectively.

The future minimum lease payments due under operating leases by fiscal year at December 31, 2011, were as follows:

2012	$1,549
2013	804
2014	51
2015	12
2016	7

$2,423

On February 15, 2012, in connection with the purchase of a carousel system used in the warehousing of inventory, the Company completed the purchase of an existing carousel system that it was previously renting under an operating lease as of December 31, 2011. The combined purchase price of these two carousel systems totaled $1.1 million, of which $0.1 million was paid as a deposit in 2011 and the remaining $1.0 million is to be paid in 2012. All remaining unpaid operating lease obligations in connection with the existing carousel were eliminated as a result of the purchase. Accordingly, the future operating lease commitments reported as of December 31, 2011 and presented below have been adjusted to exclude the future minimum lease payments related to the carousel of $186,000 in 2012 and $108,000 in 2013 that would have otherwise been incurred in connection with this operating lease.

On February 28, 2012, the Company entered into a lease agreement for an additional building to be used for production, warehousing and certain selling and administrative operations. The lease began in March 2012 and has a term which expires on July 31, 2018. The lease is accounted for as an operating lease. Future minimum lease payments associated with this operating lease is as follows: $517,000 in 2012; $1,160,000 in 2013; $1,059,000 in 2014; $1,091,000 in 2015; $1,123,000 in 2016 and $1,843,000 thereafter.

On March 13, 2012, the Company entered into a lease agreement to extend the lease of an existing facility which otherwise expires on July 31, 2013. Under the terms of this lease, the lease will now expire on July 31, 2018. The lease is accounted for as an operating lease. Future minimum lease payments associated with this operating lease is as follows: $549,000 in 2012; $513,000 in 2013; $468,000 in 2014; $482,000 in 2015, $497,000 in 2016 and $815,000 thereafter.

The Company's future minimum lease payments revised to reflect the purchase of the carousel and the leases described above would be as follows:

2012	$1,896
2013	2,048
2014	1,578
2015	1,585
2016	1,626
Thereafter	2,658

$11,391